FORM N-SAR

                               SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES


Report for the fiscal year ending: 12/31/2004

Is this a transition report? N

Is this an amendment to a previous filing? N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: MAXIM SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
     B. File Number: 811-3249
     C. Telephone Number: 3037373000

2.   A. Street: 8515 EAST ORCHARD ROAD
     B. City: GREENWWOD VILLAGE
     C. State COLORADO D. Zip Code: 80111
     E. Foreign Country:

3.   Is this the first filing on this form by Registrant? N

4.   Is this the last filing on this form by Registrant? N

5. Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

6.   Is Registrant a unit investment trust (UIT)? Y
     (If yes, complete only 111 through 132)

111. A. Great-West Life & Annuity Insurance Company
     B. 333-01173
     C. Greenwood Village, CO 80111

112.

113.

114. A. GWFS Equities, Inc.
     B. 8-033854
     C. Greenwood Village, CO 80111

115. A. Deloitte & Touche, LLP
     B. Denver, CO 80202

116. A. Y
     B. GREAT-WEST

117. A. Y
     B. Y
     C. N
     D. N
     E. N

118. 1

119. 0

120.

121. 1
122. 1

123. $ 659

124.

125. $ 0 (State the total dollar amount of any sales loads (front-end or contingent deferred sales charges) collected during the last calendar year)

126. $ 0


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                            Number of         Total Assets      Total Income
                                            Series            ($000's           Distributions
                                            Investing         omitted)          ($000's
                                                                                 omitted)

A.       U.S. Treasury direct issue                           $                  $
B.       U.S. Government agency                               $                  $
C.       State and municipal tax-free                         $                  $
D.       Public utility debt                                  $                  $
E.       Brokers or dealers debt or
         debt of brokers' or dealers' parent                  $                  $
F.       All other corporate intermed. &
         long-term debt                                       $                  $
G.       All other corporate short term debt                  $                  $
H.       Equity securities of brokers or
         dealers or parents of brokers or dealers             $                  $
I.       Investment company equity securities                 $                  $
J.       All other equity securities                     1    $ 30,157           $
K.       Other securities                                     $                  $
L.       Total assets of all series of registrant        1    $ 30,157           $


128. N (if answer is N, skip to #131)

131. $382

132.

133. Certification to be included.


Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village State of: Colorado         Date:  February 28, 2005

Name of Registrant, Depositor, or Trustee: MAXIM SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


By:    /s/ Beverly A. Byrne                   Witness: /s/ Jennifer M. Garofalo
Beverly A. Byrne                                       Jennifer M. Garofalo
Vice President, Counsel and Associate Secretary        Legal Assistant I